FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ---------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3
Notes to Statement of Investments .....................................   8





                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o TEMPLETON o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1

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                      This page intentionally left blank.
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Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.1%
   AUSTRALIA 0.7%
   Alumina Ltd. ...............................                Metals & Mining                    583,600     $  2,655,227
                                                                                                              -------------

   BELGIUM 0.5%
   Agfa Gevaert NV ............................         Leisure Equipment & Products               57,600        2,015,250
                                                                                                              -------------

   BERMUDA 2.3%
   ACE Ltd. ...................................                   Insurance                        94,225        3,888,666
   XL Capital Ltd., A .........................                   Insurance                        69,790        5,050,702
                                                                                                              -------------
                                                                                                                 8,939,368
                                                                                                              -------------

   CANADA 0.6%
a  Celestica Inc. .............................      Electronic Equipment & Instruments            56,085          754,014
   Domtar Inc. ................................            Paper & Forest Products                161,300        1,371,007
                                                                                                              -------------
                                                                                                                 2,125,021
                                                                                                              -------------

   CHINA 7.5%
   BYD Co. Ltd., H ............................             Electrical Equipment                  478,000        1,406,522
a  China Life Insurance Co. Ltd., H ...........                   Insurance                     2,671,000        1,780,792
   China Mobile (Hong Kong) Ltd., fgn. ........      Wireless Telecommunication Services        1,233,000        4,031,246
   China Pharmaceutical Group Ltd. ............                Pharmaceuticals                 25,503,000        6,506,994
   China Power International Development Ltd., 144A          Electric Utilities                 2,814,500        1,001,383
   China Resources Power Co. Ltd. .............              Electric Utilities                 8,344,000        3,931,585
   China Resources Power Co. Ltd., 144A .......              Electric Utilities                 1,782,000          839,655
   Chitaly Holding ............................              Household Durables                   260,000          236,683
   PetroChina Co. Ltd., H .....................                   Oil & Gas                     3,238,000        2,013,514
a  PICC Property & Casualty Co. Ltd., 144A ....                   Insurance                       182,000           57,171
a  TCL Communication Technology Holdings ......           Communications Equipment              2,267,200          174,412
   TCL International Holdings Inc. ............              Household Durables                 5,668,000        1,424,367
   Weiqiao Textile Co. Ltd. ...................        Textiles Apparel & Luxury Goods          2,234,500        3,180,090
   Weiqiao Textile Co. Ltd., 144A .............        Textiles Apparel & Luxury Goods          1,050,000        1,494,336
a  ZTE Corp., 144A ............................           Communications Equipment                204,038          674,943
                                                                                                              -------------
                                                                                                                28,753,693
                                                                                                              -------------

   FRANCE 6.5%
   AXA SA .....................................                   Insurance                       102,318        2,725,633
   Sanofi-Aventis .............................                Pharmaceuticals                     83,866        7,071,909
   Suez SA ....................................      Multi-Utilities & Unregulated Power          235,860        6,347,243
   Total SA, B ................................                   Oil & Gas                        26,977        6,312,107
   Valeo SA ...................................                Auto Components                     53,688        2,389,907
                                                                                                              -------------
                                                                                                                24,846,799
                                                                                                              -------------

   GERMANY 5.8%
   Bayer AG, Br. ..............................                   Chemicals                        57,300        1,894,080
   Celesio AG .................................       Health Care Providers & Services             49,300        4,013,378
   Deutsche Post AG ...........................            Air Freight & Logistics                131,260        3,195,446
   E.ON AG ....................................              Electric Utilities                    57,480        4,925,175
a  Lanxess AG .................................                   Chemicals                         5,730          117,433



                                          Quarterly Statement of Investments | 3

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY (CONT.)
   Merck KGaA .................................                Pharmaceuticals                     59,510     $  4,282,177
   Volkswagen AG ..............................                  Automobiles                       76,020        3,618,545
                                                                                                              -------------
                                                                                                                22,046,234
                                                                                                              -------------

   HONG KONG 2.0%
   Bank of East Asia Ltd. .....................               Commercial Banks                     40,400          116,288
   Cheung Kong Holdings Ltd. ..................                  Real Estate                      512,000        4,545,961
a  CK Life Sciences International (Holdings) Inc.               Biotechnology                      19,800            2,665
   Hutchison Whampoa Ltd., ADR ................           Industrial Conglomerates                 26,100        1,108,492
   MTR Corp. Ltd. .............................                  Road & Rail                      449,500          691,587
   Swire Pacific Ltd., A ......................           Industrial Conglomerates                145,000        1,147,998
                                                                                                              -------------
                                                                                                                 7,612,991
                                                                                                              -------------

   INDIA 0.8%
   Satyam Computers Services Ltd. .............                  IT Services                      331,900        3,104,319
                                                                                                              -------------

   ISRAEL 0.4%
a  Check Point Software Technologies Ltd. .....                   Software                         76,200        1,656,588
                                                                                                              -------------

   ITALY 1.8%
   Eni SpA ....................................                   Oil & Gas                       184,151        4,781,438
   Telecom Italia SpA, di Risp ................    Diversified Telecommunication Services         692,398        2,165,343
                                                                                                              -------------
                                                                                                                 6,946,781
                                                                                                              -------------

   JAPAN 6.3%
   East Japan Railway Co. .....................                  Road & Rail                          447        2,401,119
   Hitachi Ltd. ...............................      Electronic Equipment & Instruments           466,000        2,894,302
   Komatsu Ltd. ...............................                   Machinery                       526,000        3,953,707
   NEC Corp. ..................................            Computers & Peripherals                175,000        1,057,540
   Nintendo Co. Ltd. ..........................                   Software                         33,200        3,622,494
   Nippon Telegraph & Telephone Corp. .........    Diversified Telecommunication Services             400        1,749,510
   Nomura Holdings Inc. .......................                Capital Markets                    324,000        4,532,314
   Sompo Japan Insurance Inc. .................                   Insurance                        44,000          459,163
   Sony Corp. .................................              Household Durables                    82,800        3,297,174
                                                                                                              -------------
                                                                                                                23,967,323
                                                                                                              -------------

   MEXICO 1.8%
   Kimberly Clark de Mexico SA de CV, A .......              Household Products                   445,600        1,336,062
   Telefonos de Mexico SA de CV (Telmex), L, ADR      Diversified Telecommunication Services      155,520        5,370,106
                                                                                                              -------------
                                                                                                                 6,706,168
                                                                                                              -------------

   NETHERLANDS 5.4%
   Akzo Nobel NV ..............................                   Chemicals                       136,720        6,242,016
   ING Groep NV ...............................        Diversified Financial Services             238,440        7,201,758
   Koninklijke Philips Electronics NV .........              Household Durables                   163,503        4,503,894
   Royal Dutch Petroleum Co. ..................                   Oil & Gas                        41,000        2,451,188
                                                                                                              -------------
                                                                                                                20,398,856
                                                                                                              -------------

   NEW ZEALAND 1.1%
   Carter Holt Harvey Ltd. ....................            Paper & Forest Products              1,176,225        1,648,429
   Fisher & Paykel Healthcare Corp. Ltd. ......       Health Care Equipment & Supplies          1,166,850        2,481,988
                                                                                                              -------------
                                                                                                                 4,130,417
                                                                                                              -------------



4 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SINGAPORE 1.1%
   DBS Group Holdings Ltd. ....................               Commericial Banks                   451,000     $  4,070,940
                                                                                                              -------------

   SOUTH KOREA 6.7%
   Bank of Pusan ..............................               Commericial Banks                   351,400        2,776,664
   Daegu Bank Co. Ltd. ........................               Commericial Banks                   391,500        2,881,902
   Hana Bank ..................................               Commericial Banks                    66,540        1,831,076
   Kookmin Bank ...............................               Commericial Banks                   100,070        4,460,122
   Korea Electric Power Corp., ADR ............              Electric Utilities                   306,290        4,116,538
   KT Corp., ADR ..............................    Diversified Telecommunication Services         165,185        3,520,092
   Samsung Electronics Co. Ltd. ...............   Semiconductors & Semiconductor Equipment          8,630        4,257,750
   SK Telecom Co. Ltd., ADR ...................      Wireless Telecommunication Services           92,600        1,826,072
                                                                                                              -------------
                                                                                                                25,670,216
                                                                                                              -------------

   SPAIN 4.5%
   Banco Santander Central Hispano SA .........               Commericial Banks                   322,500        3,925,535
   Iberdrola SA, Br. ..........................              Electric Utilities                   180,936        4,733,143
   Repsol YPF SA ..............................                   Oil & Gas                       161,820        4,283,427
   Telefonica SA ..............................    Diversified Telecommunication Services         249,976        4,355,129
                                                                                                              -------------
                                                                                                                17,297,234
                                                                                                              -------------

   SWEDEN 2.8%
   Atlas Copco AB, A ..........................                   Machinery                        89,400        4,280,083
   Nordea Bank AB .............................               Commericial Banks                   400,900        4,054,134
   Securitas AB, B ............................        Commercial Services & Supplies             140,800        2,250,283
                                                                                                              -------------
                                                                                                                10,584,500
                                                                                                              -------------

   SWITZERLAND 4.4%
   Lonza Group AG .............................                   Chemicals                        41,300        2,527,303
   Nestle SA ..................................                 Food Products                       8,740        2,391,042
   Swiss Reinsurance Co. ......................                   Insurance                        82,260        5,889,959
   UBS AG .....................................                Capital Markets                     69,000        5,825,949
                                                                                                              -------------
                                                                                                                16,634,253
                                                                                                              -------------

   TAIWAN 0.6%
   Chunghwa Telecom Co. Ltd., ADR .............    Diversified Telecommunication Services         112,100        2,375,399
                                                                                                              -------------

   THAILAND 2.0%
   Airports of Thailand PLC, 144A .............         Transportation Infrastructure           2,135,400        2,551,891
   BEC World Public Co. Ltd., fgn. ............                     Media                       4,081,800        1,554,673
   Krung Thai Bank Public Co. Ltd., 144A ......               Commericial Banks                15,000,000        3,393,405
                                                                                                              -------------
                                                                                                                 7,499,969
                                                                                                              -------------

   UNITED KINGDOM 13.6%
   BAE Systems PLC ............................              Aerospace & Defense                1,677,837        8,228,577
   BP PLC .....................................                   Oil & Gas                       383,840        3,978,913
a  British Airways PLC ........................                   Airlines                        214,800        1,071,706
   Cable & Wireless PLC .......................    Diversified Telecommunication Services         705,230        1,722,658
   Cadbury Schweppes PLC ......................                 Food Products                     225,600        2,261,841
   GlaxoSmithKline PLC ........................                Pharmaceuticals                     90,900        2,083,830
   HSBC Holdings PLC ..........................               Commericial Banks                   156,800        2,492,894
   Marks & Spencer Group PLC ..................               Multiline Retail                    329,457        2,154,331


                                          Quarterly Statement of Investments | 5

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   National Grid Transco PLC ..................      Multi-Utilities & Unregulated Power          289,400     $  2,682,719
   Shell Transport & Trading Co. PLC ..........                   Oil & Gas                       891,744        8,005,186
   Shire Pharmaceuticals Group PLC ............                Pharmaceuticals                    511,978        5,849,049
   Smiths Group PLC ...........................           Industrial Conglomerates                219,270        3,528,592
   Unilever PLC ...............................                 Food Products                     504,367        4,985,239
   Yell Group PLC .............................                     Media                         292,700        2,616,504
                                                                                                              -------------
                                                                                                                51,662,039
                                                                                                              -------------

   UNITED STATES 18.9%
   Abbott Laboratories ........................                Pharmaceuticals                    137,640        6,416,777
   American International Group Inc. ..........                   Insurance                        31,152        1,726,132
   AmerisourceBergen Corp. ....................       Health Care Providers & Services             62,300        3,569,167
   AON Corp. ..................................                   Insurance                       152,920        3,492,693
   Applera Corp.-Applied Biosystems Group .....                 Biotechnology                      52,600        1,038,324
a  BMC Software Inc. ..........................                   Software                        236,790        3,551,850
   Bristol-Myers Squibb Co. ...................                Pharmaceuticals                    146,600        3,732,436
a  Cadence Design Systems Inc. ................                   Software                        133,000        1,988,350
   CIGNA Corp. ................................       Health Care Providers & Services             31,500        2,812,950
a  DIRECTV Group Inc. .........................                     Media                         126,600        1,825,572
   El Paso Corp. ..............................                   Oil & Gas                       171,300        1,812,354
   Electronic Data Systems Corp. ..............                  IT Services                       61,000        1,260,870
   H&R Block Inc. .............................        Commercial Services & Supplies              40,800        2,063,664
a  Hospira Inc. ...............................       Health Care Equipment & Supplies             13,764          444,164
a  Interpublic Group of Cos. Inc. .............                     Media                         169,100        2,076,548
a  Invitrogen Corp. ...........................                 Biotechnology                      12,480          863,616
a  King Pharmaceuticals Inc. ..................                Pharmaceuticals                     75,000          623,250
   Kraft Foods Inc., A ........................                 Food Products                     103,000        3,404,150
a  Kroger Co. .................................           Food & Staples Retailing                197,800        3,170,734
a  Millipore Corp. ............................       Health Care Equipment & Supplies             44,700        1,939,980
   Officemax Inc. .............................               Specialty Retail                    127,100        4,257,850
   Pfizer Inc. ................................                Pharmaceuticals                    115,484        3,033,765
   Raytheon Co. ...............................              Aerospace & Defense                  109,520        4,238,424
   SBC Communications Inc. ....................    Diversified Telecommunication Services          75,190        1,781,251
   Target Corp. ...............................               Multiline Retail                     54,900        2,746,098
a  Tenet Healthcare Corp. .....................       Health Care Providers & Services            191,800        2,211,454
a  Time Warner Inc. ...........................                     Media                         101,100        1,774,305
a  Toys R Us Inc. .............................               Specialty Retail                    166,700        4,294,192
                                                                                                              -------------
                                                                                                                72,150,920
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $294,755,453) ....                                                                373,850,505
                                                                                                              -------------



6 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT (COST $6,602,000) 1.7%
   UNITED STATES 1.7%
b  Dresdner Bank AG, 2.60%, 4/01/2005
    (Maturity Value $6,602,477) Collateralized
    by U.S. Treasury Note, 3.12%
    05/15/07 ..................................                                           $     6,602,000     $  6,602,000
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $301,357,453) 99.8%                                                                 380,452,505
   OTHER ASSETS, LESS LIABILITIES 0.2% ........                                                                    704,048
                                                                                                              -------------
   NET ASSETS 100.0% ..........................                                                               $381,156,553
                                                                                                              =============



SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depositary Receipt
PLC - Public Limited Co.


a Non-income producing.
b At March 31, 2005, all repurchase agreements had been entered into on that date.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Opportunities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.


1. INCOME TAXES

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments....................................     $301,817,801
                                                            -------------
Unrealized appreciation................................     $100,589,556
Unrealized depreciation................................      (21,954,852)
                                                            -------------
Net unrealized appreciation (depreciation).............     $ 78,634,704
                                                            -------------






For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 20, 2005